INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current tax provision (benefit)
Federal	$ 0	$ 0
State	0	0
Current Income Tax Expense (Benefit), Total	0	0
Deferred tax provision (benefit)
Federal	(6,923,000)	(5,530,980)
State	(741,000)	(547,020)
Change in valuation allowance	7,664,000	6,078,000
Income tax provision (benefit)	$ 0	$ 0